Description of Organization and Business Operations (Details) - USD ($)	1 Months Ended						6 Months Ended	11 Months Ended
	Jul. 31, 2021	Jul. 21, 2021	Jan. 27, 2021	Jul. 31, 2020	Jul. 24, 2020	Jul. 21, 2020	Jun. 30, 2021	Dec. 31, 2020	Jun. 07, 2021	Feb. 28, 2021	Feb. 14, 2020
Description of Organization and Business Operations (Details) [Line Items]
Exchange Ratio							0.14130
Business combination, description							the outstanding FF converting debt and certain other outstanding liabilities of FF were converted into 153,954,009 shares of new Class A common stock of the Company following the Business Combination and, for FF Top, 64,000,588 shares of new Class B common stock of the Company were issued following the Business Combination. As of the Effective Time, holders of FF options and holders of FF warrants continued to hold such options or warrants, as applicable, but the aggregate amount of shares of Class A common stock issuable upon exercise of such options and warrants became 44,880,595.
Exercised holders of common stock (in Shares)							20,600
Price per share (in Dollars per share)			$ 10.00				$ 10.00
Aggregate value							$ 200,000
Aggregate value (in Shares)			76,140,000
Gross proceeds			$ 761,400,000	$ 30,371,190
Price per unit (in Dollars per share)				$ 10.00	$ 10.00			$ 10.00
Net proceeds of sale of units in initial public offering and sale of private units					$ 200,000,000
Net proceeds per unit (in Dollars per share)					$ 10.00
Sale of additional units (in Shares)				2,977,658
Number of units issued (in Shares)				2,977,568
Net proceeds deposited into trust account				$ 29,775,680
Aggregate proceeds held in the Trust Account				$ 229,775,680
Transaction Costs							5,117,030	$ 5,117,030
Underwriting fees							4,595,510	4,595,510
Other offering costs							521,520	521,520
Operating bank accounts							17,873	549,395
Cash and securities held in trust account							229,788,742	229,884,479
Working capital deficit							2,276,754	1,222,111
Franchise tax payable							79,800	141,771
Interest income							$ 13,062	108,799
Aggregate principal amount									$ 200,000		$ 150,000
Subscription agreements, description						pursuant to the Subscription Agreements, the Subscription Investors purchased, and the Company agreed to sell to such Subscription Investors, an aggregate of 76,140,000 shares of PSAC common stock for a purchase price of $10.00 per share, or an aggregate of $761.4 million in gross cash proceeds (the “Private Placement”). The closing of the Private Placement occurred immediately prior to the Closing.
Net tangible assets								$ 5,000,001
Obligation to redeem public share percentage								100.00%
Public share per share (in Dollars per share)								$ 10.00
Subsequent Event [Member]
Description of Organization and Business Operations (Details) [Line Items]
Gross proceeds		$ 761,400,000
Price per unit (in Dollars per share)		$ 10
Number of units issued (in Shares)		76,140,000
Aggregate principal amount										$ 500,000
Business Combination [Member]
Description of Organization and Business Operations (Details) [Line Items]
Fair market value percentage								80.00%
Voting percentage								50.00%
IPO [Member]
Description of Organization and Business Operations (Details) [Line Items]
Gross proceeds					$ 200,000,000
Consummated units (in Shares)					20,000,000
Price per unit (in Dollars per share)					$ 10.00
Number of units issued (in Shares)	2,977,568				20,000,000		20,000,000	20,000,000
Net proceeds deposited into trust account					$ 200,000,000
Private Placement [Member]
Description of Organization and Business Operations (Details) [Line Items]
Price per unit (in Dollars per share)				$ 10.00				$ 10.00
Number of units issued (in Shares)				59,551
Net proceeds deposited into trust account				$ 29,775,680
Gross proceeds				30,371,190
Aggregate proceeds held in trust account				$ 229,775,680
Private Placement [Member] | Sponsor and EarlyBirdCapital [Member]
Description of Organization and Business Operations (Details) [Line Items]
Gross proceeds							$ 5,350,000	$ 5,350,000
Price per unit (in Dollars per share)							$ 10.00	$ 10.00
Number of units issued (in Shares)							535,000
Number of units issued (in Shares)								535,000
Over-Allotment Option [Member]
Description of Organization and Business Operations (Details) [Line Items]
Price per unit (in Dollars per share)				$ 10.00
Class A Ordinary Stock [Member]
Description of Organization and Business Operations (Details) [Line Items]
Issuable upon exercise of options and warrants (in Shares)							44,880,595
Convertible Promissory Note [Member]
Description of Organization and Business Operations (Details) [Line Items]
Aggregate principal amount									$ 200,000	$ 500,000
Public Warrants [Member]
Description of Organization and Business Operations (Details) [Line Items]
Business combination, description							Following the Business Combination, the Company will continue to have outstanding 23,652,119 warrants, consisting of (i) approximately 22,977,568 public warrants (the “Public Warrants”) listed on the Nasdaq Stock Market (the “NASDAQ”) and (ii) 674,551 private warrants (the “Private Warrants” and, collectively with the Public Warrants, the “Warrants”), each exercisable for one share of Company Class A common stock at a price of $11.50 per share.